Bank Loans - Schedule of Bank Loans from Commercial Banks (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Schedule of Bank Loans from Commercial Banks [Line Items]
Bank loans	$ 65,197	$ 55,791	$ 45,067	$ 36,130
Less: Short-term bank loans	(48,739)	(39,401)
Less: Long-term bank loans, current	(412)
Long-term bank loans	16,046	16,390
Bank of China Fuzhou Jin’an Branch [Member]
Schedule of Bank Loans from Commercial Banks [Line Items]
Bank loans	11,175	11,295
China Merchant Bank Fuzhou Branch [Member]
Schedule of Bank Loans from Commercial Banks [Line Items]
Bank loans	10,477	10,340
Xiamen International Bank Co., Ltd. Fuzhou Branch [Member]
Schedule of Bank Loans from Commercial Banks [Line Items]
Bank loans	8,381	6,956
Haixia Bank of Fujian Fuzhou Jin’an Branch [Member]
Schedule of Bank Loans from Commercial Banks [Line Items]
Bank loans	1,118	1,113
Fujian Fuzhou Rural Commercial Bank Co., Ltd. Yuefeng Branch [Member]
Schedule of Bank Loans from Commercial Banks [Line Items]
Bank loans	1,397	1,391
Shanghai Pudong Development Bank Co., Ltd. Fuzhou Branch [Member]
Schedule of Bank Loans from Commercial Banks [Line Items]
Bank loans		2,087
Industrial Bank Fuzhou Branch [Member]
Schedule of Bank Loans from Commercial Banks [Line Items]
Bank loans	10,603	4,994
Haixia Bank of Fujian Fuzhou Minjiang Branch [Member]
Schedule of Bank Loans from Commercial Banks [Line Items]
Bank loans	1,397	1,391
China Industrial and Commercial Bank Fuzhou Branch [Member]
Schedule of Bank Loans from Commercial Banks [Line Items]
Bank loans	4,191
Bank of China Ningde Branch [Member]
Schedule of Bank Loans from Commercial Banks [Line Items]
Bank loans	$ 16,458	$ 16,390